GOODWILL (Tables)	12 Months Ended
Jun. 30, 2014
Goodwill Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill are as follows:

	June 30,
	2013	2014

Balance at beginning of year	$27,588,883	$65,787,020
Goodwill acquired (note 3)	39,751,123	-
Translation adjustments	(1,552,986)	853,283

	$65,787,020	$66,640,303